Acquisition of ACT Genomics - Summary of Acquisition Date Fair Value of Each Major Class of Consideration Transferred (Details) - ACT Genomics Holdings Company Limited	Dec. 31, 2022 USD ($) shares
Acquisition-date fair value of total consideration transferred [abstract]
Cash consideration	$ 9,041,776
Deferred consideration (note 22)	958,224
Equity instruments ($1,326,127 ordinary shares)	39,783,820
Total consideration transferred	49,783,820
Less: cash and cash equivalent balances acquired (note 34(C))	5,623,061
Total net cash outflow arising on acquisition	$ 3,418,715
Ordinary shares
Acquisition-date fair value of total consideration transferred [abstract]
Number of instruments or interests issued or issuable (in shares) | shares	1,326,127